KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—89.5%
Communication Services—21.8%
Adevinta ASA (Norway)(1)	63,325	$1,063
Ascential plc (United Kingdom)(1)	164,935	866
Auto Trader Group plc (United Kingdom)	115,418	941
CTS Eventim AG & Co. KGaA (Germany)(1)	10,857	722
Karnov Group AB (Sweden)	95,065	687
MarkLines Co., Ltd. (Japan)	18,800	478
New Work SE (Germany)	1,716	587
Rightmove plc (United Kingdom)(1)	125,643	1,118
Tongdao Liepin Group (China)(1)	141,620	341
Yandex N.V. Class A (Russia)(1)	8,703	606
		7,409

Consumer Discretionary—7.6%
Allegro.eu SA (Poland)(1)	13,500	306
Max Stock Ltd. (Israel)(1)	104,015	461
Mercari, Inc. (Japan)(1)	14,600	647
Union Auction PCL (Thailand)	1,603,000	530
Vasta Platform Ltd. (Brazil)(1)	42,785	620
		2,564

Consumer Staples—0.9%
Heineken Malaysia Bhd (Malaysia)	51,800	296
Energy—2.0%
Pason Systems, Inc. (Canada)	112,022	693
Financials—10.6%
Gruppo Mutuionline SpA (Italy)	27,203	1,158
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	48,115	570
Nordnet AB publ (Sweden)(1)	27,510	432
Sabre Insurance Group plc (United Kingdom)	127,811	483
VNV Global AB (Sweden)(1)	67,427	959
		3,602

Health Care—3.1%
Haw Par Corp., Ltd. (Singapore)	75,200	609
Nakanishi, Inc. (Japan)	19,500	428
		1,037

Industrials—27.8%
BTS Group AB Class B (Sweden)	21,119	557
CAE, Inc. (Canada)	35,937	996
CTT Systems AB (Sweden)	19,039	352
DSV PANALPINA A/S (Denmark)	1,464	245
Enento Group Oyj (Finland)	23,616	969
Haitian International Holdings Ltd. (Hong Kong)	141,000	488
HeadHunter Group plc ADR (Russia)	55,943	1,692
Knorr-Bremse AG (Germany)	2,026	276
Marel HF (Iceland)	110,854	680
MTU Aero Engines AG (Germany)	1,654	431
Rotork plc (United Kingdom)	78,525	342
S-1 Corp. (South Korea)	7,195	563
Simplybiz Group plc (The) (United Kingdom)	350,066	863
Voltronic Power Technology Corp. (Taiwan)	24,100	961
		9,415

	Shares	Value

Information Technology—14.7%
Admicom Oyj (Finland)	2,298	$379
Alten SA (France)(1)	6,918	783
Bouvet ASA (Norway)	8,780	727
Brockhaus Capital Management AG (Germany)(1)	9,269	348
FDM Group Holdings plc (United Kingdom)	32,198	495
Fortnox AB (Sweden)	7,712	433
Mintra Holding AS (Norway)(1)	491,652	436
SimCorp A/S (Denmark)	4,156	618
Webcash Corp. (South Korea)	9,021	595
Webstep AS (Norway)	61,541	159
		4,973

Materials—1.0%
Corp. Moctezuma SAB de C.V. (Mexico)	115,888	338
Total Common Stocks (Identified Cost $20,984)		30,327

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	10,587	28
Total Warrant (Identified Cost $0)		28

Total Long-Term Investments—89.6% (Identified Cost $20,984)		30,355

Short-Term Investment—10.2%
Money Market Mutual Fund—10.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	3,470,427	3,470
Total Short-Term Investment (Identified Cost $3,470)		3,470

TOTAL INVESTMENTS—99.8% (Identified Cost $24,454)		$33,825
Other assets and liabilities, net—0.2%		71
NET ASSETS—100.0%		$33,896

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Country Weightings†
United Kingdom	18%
United States	10
Sweden	10
Norway	7
Germany	7
Russia	7
Canada	5
Other	36
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$30,327	$30,327
Warrant	28	28
Money Market Mutual Fund	3,470	3,470
Total Investments	$33,825	$33,825
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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